Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Stock Options Activity

The following table summarizes the option activities for the years ended December 31, 2020:

Weighted
Average
		Weighted	Weighted	Remaining
	Number	Average	Average	Contractual	Aggregate
	of	Exercise	Grant Date	Term	Intrinsic
	Shares	Price	Fair Value	(years)	Value
Balance at December 31, 2019	40	$236.16	$151.68	0.99	$-
Granted	-	-	-	-	-
Exercised	-	-	-	-	-
Forfeited	-	-	-		-
Canceled/Expired	(40)	$236.16	$151.68	0.24	-
Balance at December 31, 2020	-	$-	$-	-	$-
Exercisable as of December 31, 2020	-	$-	$-	-	$-

Summary of Restricted Stock Units Activity

As of December 31, 2020, the unamortized value of the RSUs was $1,364,879. A summary of activity related to the RSUs for the year ended December 31, 2020 is as follows:

		Weighted
		Average
	Number of	Grant Date
	RSUs	Fair Value
Balance at December 31, 2019	15,603	$23.28
Granted	789,360	2.24
Exercised	-	-
Forfeited	-	-
Vested	(15,603)	23.28
Canceled/Expired	-	-
Balance at December 31, 2020	$789,360	$2.24
Exercisable as of December 31, 2020	$-	$-

Summary of Warrant Activity

The table below summarizes the warrant activity for the year ended December 31, 2020:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (years)	Value
Balance at December 31, 2019	247,215	$29.79	4.72	$-
Granted	10,678,737	2.16	5.36	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Canceled/Expired	-	-	-	-
Balance at December 31, 2020	10,925,952	$2.78	5.31	$-
Exercisable as of December 31, 2020	10,925,952	$2.78	5.31	$-

Pre-funded Common Stock Warrants [Member]
Summary of Warrant Activity

The table below summarizes the pre-funded warrant activity for the year ended December 31, 2020:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (years)	Value
Balance at December 31, 2019	795,000	$0.0001	-	$2,543,921
Granted	1,040,540	0.001	-	-
Exercised	(795,000)	0.0001	-	-
Forfeited	-	-	-	-
Canceled/Expired	-	-	-	-
Balance at December 31, 2020	1,040,540	$0.001	-	$2,069,634
Exercisable as of December 31, 2020	1,040,540	$0.001	-	$2,069,634

Convertible Preferred Series C Stock Warrants [Member]
Summary of Warrant Activity

The table below summarizes the warrant activity for the year ended December 31, 2020:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (years)	Value
Balance at December 31, 2019	1,990,000	$4.00	5.00	$-
Granted	-	-	-	-
Exercised	(1,935,000)	4.00	-	-
Forfeited	-	-	-	-
Canceled/Expired	-	-	-	-
Balance at December 31, 2020	55,000	$4.00	3.94	$-
Exercisable as of December 31, 2020	55,000	$4.00	3.94	$-